Loans and Borrowings - Schedule of Long-Term and Short-Term Loans and Borrowings (Details)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SGD ($)
Schedule of Long-Term and Short-Term Loans and Borrowings [Abstract]
Total loans and borrowings	$ 835,800	$ 611,770	$ 1,266,265
Less: loans and borrowings – current	256,729	187,915	429,603
Loans and borrowings – non-current	$ 579,071	$ 423,855	$ 836,662